Note 6 - GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 6 - Goodwill Details
Balance as of December 31, 2011		$ 8,801
Disposal of a subsidiary		(949)
Impairment charge	0	8,791	0
Balance as of December 31, 2012			$ 8,801